Schedule 5

Data Integrity - Marketable Title Date

#	Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment	Subservicer
1	204452919	xx/xx/xxxx	xx/xx/xxxx	-3	Tape data does not match source data	Celink
2	204453011	xx/xx/xxxx	xx/xx/xxxx	0	cleared with new tape data	Celink
3	204453235	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
4	204453607	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
5	204453645	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
6	204453772	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
7	204453778	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
8	204453855	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
9	204453914	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
10	204454038	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS
11	204454052	xx/xx/xxxx	xx/xx/xxxx	0	no variance found	RMS